Financial risk management (Details 1) - Financial assets past due but not impaired [member] - INR (₨) ₨ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of Aging of trade and other receivables past due but not impaired [Line Items]
Trade and other receivables	₨ 5,990	₨ 10,463
Later than one month and not later than three months [member]
Disclosure of Aging of trade and other receivables past due but not impaired [Line Items]
Trade and other receivables	4,510	8,380
Later than three months and not later than six months [member]
Disclosure of Aging of trade and other receivables past due but not impaired [Line Items]
Trade and other receivables	177	707
Later than six months and not later than one year [member]
Disclosure of Aging of trade and other receivables past due but not impaired [Line Items]
Trade and other receivables	₨ 1,303	₨ 1,376